Investment Contract Liabilities - Summary of Contractual Obligations and Commitments Relating to Investment Contracts (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Investment Contract Liabilities [line items]
Contractual obligations and commitments	$ 276,411	$ 249,771
Less than 1 year [Member]
Disclosure of Investment Contract Liabilities [line items]
Contractual obligations and commitments	268,537	241,301
1 to 3 years [Member]
Disclosure of Investment Contract Liabilities [line items]
Contractual obligations and commitments	2,978	2,749
3 to 5 years [Member]
Disclosure of Investment Contract Liabilities [line items]
Contractual obligations and commitments	1,408	1,789
Over 5 years [Member]
Disclosure of Investment Contract Liabilities [line items]
Contractual obligations and commitments	$ 3,488	$ 3,932